LOANS (Tables)	12 Months Ended
Sep. 30, 2024
Debt Disclosure [Abstract]
SCHEDULE OF LONG-TERM LOANS

The loans of the Company consisted of the following:

	As of September 30, 2024
	Principal Amount	Annual Interest Rate	Contract term
	US$
Shenzhen Qianhai Webank (7)	$31,871	8.82%	2023/4/18-2025/4/17
Shenzhen Qianhai Webank (8)	19,028	7.94%	2023/4/18-2025/4/17
Bank of China Chengdu Zijing West Road Sub-branch (9)	841,967	3.35%	2024/8/23-2025/8/23
Bank of China Chengdu Zijing West Road Sub-branch (10)	285,413	3.45%	2023/11/21-2024/11/20
Total loans	1,178,279
Less: current portion	50,899
Long-term loans	$1,127,380

	As of September 30, 2023
	Principal Amount	Annual Interest Rate	Contract term
	US$
China Resources Shenzhen Investment Trust Co., Ltd. (1)	9,948	11.34%	2022/2/10-2024/2/17
Shenzhen Qianhai Webank (2)	2,786	11.97%	2022/5/14-2024/5/17
Huaneng Guicheng Trust Corporation Limited (3)	6,500	11.97%	2022/5/14-2024/5/17
Huaneng Guicheng Trust Corporation Limited (4)	120,709	11.97%	2022/5/16-2024/5/17
Huaneng Guicheng Trust Corporation Limited (5)	19,151	12.60%	2022/5/28-2024/5/27
Shenzhen Qianhai Webank (6)	10,447	11.97%	2022/8/23-2024/8/17
Shenzhen Qianhai Webank (7)	84,430	8.82%	2023/4/18-2025/4/17
Shenzhen Qianhai Webank (8)	50,406	7.938%	2023/4/18-2025/4/17
Bank of China (9)	835,677	11.00%	2023/8/25-2024/8/25
Total loans	1,140,054
Less: current portion	1,090,378
Long-term loans	$49,676

(1)	On February 10, 2022, the Company obtained a loan of RMB300,000 (US$41,783) from China Resources Shenzhen Investment Trust Co., Ltd. From February 10, 2022 to September 30, 2023, the Company repaid RMB228,571 (US$31,835). The balance of RMB71,428 (US$9,948) as of September 30, 2023 was repaid in full upon maturity.

(2)	On May 14, 2022, the Company obtained a loan of RMB60,000 (US$8,356) from Shenzhen Qianhai Webank. From May 14, 2022 to September 30, 2023, the Company repaid RMB40,000 (US$5,571). The balance of RMB20,000 (US$2,786) as of September 30, 2023 was repaid in full upon maturity.

(3)	On May 14, 2022, the Company obtained a loan of RMB140,000 (US$19,499) from Huaneng Guicheng Trust Corporation Limited. From May 14, 2022 to September 30, 2023, the Company repaid RMB93,333 (US$13,145). The balance of RMB46,666 (US$6,500) as of September 30, 2023 was repaid in full upon maturity.

(4)	On May 16, 2022, the Company obtained a loan of RMB2,600,000 (US$362,127) from Huaneng Guicheng Trust Corporation Limited. From May 16, 2022 to September 30, 2023, the Company repaid RMB1,733,333 (US$241,418). The balance of RMB866,666 (US$120,709) as of September 30, 2023 was repaid in full upon maturity.

(5)	On May 28, 2022, the Company obtained a loan of RMB300,000 (US$41,783) from Huaneng Guicheng Trust Corporation Limited with interest at 12.6%. From May 28, 2022 to September 30, 2023, the Company repaid RMB162,500 (US$22,632). The balance of RMB137,500 (US$19,151) as of September 30, 2023 was repaid if full upon maturity.

(6)	On June 23, 2022, the Company obtained a loan of RMB150,015 (US$20,894) from Shenzhen Qianhai Webank. From June 23, 2022 to September 30, 2023, the Company repaid RMB75,007 (US$10,447) in total. The balance of RMB75,007 (US$10,447) as of September 30, 2023 was repaid in full upon maturity.

(7)	On April 18, 2023, the Company obtained a loan of RMB670,000 (US$95,613) from Shenzhen Qianhai Webank. From April 18, 2023 to September 30, 2023, the Company repaid RMB63,809 (US$9,106) in total. From October, 2023 to September, 2024, the Company repaid RMB382,857 (US$54,636) in total. As of September 30, 2024, the balance of RMB223,333 (US$31,870) was outstanding, of which RMB127,619 (US$18,212) was repaid from October, 2024 to January, 2025.

(8)	On April 18, 2023, the Company obtained a loan of RMB400,000 (US$57,083) from Shenzhen Qianhai Webank. From April 18, 2023 to September 30, 2023, the Company repaid RMB38,095 (US$5,436) in total. From October, 2023 to September, 2024, the Company repaid RMB228,571 (US$32,619) in total. As of September 30, 2023, the balance of RMB133,333 (US$19,028) was outstanding, of which RMB76,190 (US$10,873) was repaid from October, 2024 to January, 2025.

(9)	On August 25, 2023, the Company obtained a loan of RMB 6 million (US$856,238) from Bank of China Chengdu Hi-Tech Industrial Development Zone Sub-branch, which was due August 25, 2024. RMB100,000 (US$14,271) was repaid on July 25, 2024. On August 23, 2024, RMB5,900,000 (US$841,967) was refinanced and extended to August 23, 2025 with interest at 3.35%. For presentation purposes, RMB5,900,000 (US$841,967) is classified as a long-term loan.

(10)	On November 21, 2023, the Company obtained a loan of RMB 2 million (US$285,413) from Bank of China Chengdu Hi-Tech Industrial Development Zone Sub-branch, which was due November 20, 2024. RMB100,000 (US$14,271) was repaid in October, 2024. RMB1,900,000 (US$271,142) was refinanced and extended to October 15, 2025 with interest at 3.35%. For presentation purposes, RMB1,900,000 (US$271,142) is classified as a long-term loan.

SCHEUDLE OF LONG - TERM DEBT MATURITY	A summary of maturity to be paid under the Company’s loans as of September 30, 2024 is as follows:
Year ending September 30,	US$
2025	$1,178,279
Total payments	$1,178,279